Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of deposits and other current assets [Abstract]
Deposits for research and development, prototype parts, and other	$ 47,259	$ 54,990	$ 6,412
Deposits for “Future Work”	8,380	8,380
Total deposits	55,639	63,370	6,412
Prepaid expenses	6,010	11,119	762
Other current assets	2,598	2,291
Total other current assets	$ 8,608	$ 13,410	$ 6,200